Notes to the consolidated financial statements	12 Months Ended
Dec. 31, 2018
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Notes to the consolidated financial statements

Notes to the Consolidated Financial Statements

Introduction

Sanofi, together with its subsidiaries (collectively “Sanofi” or “the Company”), is a global healthcare leader engaged in the research, development and marketing of therapeutic solutions focused on patient needs.

Sanofi is listed in Paris (Euronext: SAN) and New York (Nasdaq: SNY).

The consolidated financial statements for the year ended December 31, 2018, and the notes thereto, were signed off by the Sanofi Board of Directors on February 6, 2019.